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October 2, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:  Ms. Patsy Mengiste
       Document Control - EDGAR

RE:        RiverSource Dimensions Series, Inc. (formerly AXP Dimensions Series,
           Inc.)
                       RiverSource Disciplined Small and Mid Cap Equity Fund RiverSource Disciplined Small Cap Value Fund

           Post-Effective Amendment No. 77
           File No. 2-28529/811-1629



Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 77 (Amendment). This Amendment was filed electronically on September 27, 2006.

If you have any questions regarding this filing, please contact either Katina Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.